Income Tax (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 337,182	¥ 268,633
(Charged)/deducted to profit or loss	165,364	68,549
Balance at 31 December	502,546	337,182
Deferred tax assets [member] | Impairment for bad and doubtful debts and provision for inventories [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	38,901	39,606
(Charged)/deducted to profit or loss	18,425	(705)
Balance at 31 December	57,326	38,901
Deferred tax assets [member] | Provision for impairment losses in property, plant and equipment and construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	207,632	219,610
(Charged)/deducted to profit or loss	18,803	(11,978)
Balance at 31 December	226,435	207,632
Deferred tax assets [member] | Tax losses [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	1,986
(Charged)/deducted to profit or loss	85,813
Balance at 31 December	87,799	1,986
Deferred tax assets [member] | Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	90,649	9,417
(Charged)/deducted to profit or loss	42,323	81,232
Balance at 31 December	130,986	90,649
Deferred tax assets [member] | Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	88,663
Balance at 31 December		88,663
Deferred tax liabilities [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(186,350)	(149,558)
(Charged)/deducted to profit or loss	(99,432)	(36,792)
Balance at 31 December	(285,782)	(186,350)
Deferred tax liabilities [member] | Gains of financial assets at fair value [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(4,604)	0
(Charged)/deducted to profit or loss	4,604	(4,604)
Balance at 31 December	0	(4,604)
Deferred tax liabilities [member] | Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(178,800)	(145,709)
(Charged)/deducted to profit or loss	(104,939)	(33,091)
Balance at 31 December	(283,739)	(178,800)
Deferred tax liabilities [member] | Capitalization of borrowing costs and others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(2,946)	(3,849)
(Charged)/deducted to profit or loss	903	903
Balance at 31 December	(2,043)	(2,946)
Deferred tax assets - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	150,832	119,075
(Charged)/deducted to profit or loss	101,289	31,757
Balance at 31 December	252,121	150,832
Deferred tax liabilities - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0
(Charged)/deducted to profit or loss	(35,357)
Balance at 31 December	¥ (35,357)	¥ 0